Inventories	6 Months Ended
Jun. 30, 2017
Inventories [Abstract]
Inventories:
4.      Inventories:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2016	June 30, 2017
Lubricants	$6,629	$7,358
Bunkers	7,905	6,800
Total	$14,534	$14,158